Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 86.2%
Advertising — 1.3%
Omnicom Group, Inc.	7,360	$600,061
Publicis Groupe S.A.	4,056	390,322
		990,383
Aerospace & Defense — 1.8%
Hexcel Corp.	6,264	392,753
L3Harris Technologies, Inc.	3,021	922,643
		1,315,396
Airlines — 1.0%
Southwest Airlines Co.	22,850	729,144
Auto Manufacturers — 2.1%
Cummins, Inc.	2,308	974,830
PACCAR, Inc.	5,676	558,064
		1,532,894
Auto Parts & Equipment — 1.7%
BorgWarner, Inc.	11,379	500,221
Cie Generale des Etablissements Michelin SCA	10,312	371,374
Gentex Corp.	13,595	384,738
		1,256,333
Banks — 10.0%
Commerce Bancshares, Inc.	19,942	1,191,734
First Hawaiian, Inc.	18,522	459,901
Northern Trust Corp.	8,156	1,097,798
Prosperity Bancshares, Inc.	13,834	917,886
The Bank of New York Mellon Corp.	3,020	329,059
The PNC Financial Services Group, Inc.	2,642	530,857
Truist Financial Corp.	26,739	1,222,507
US Bancorp	29,221	1,412,251
Westamerica BanCorp	6,405	320,186
		7,482,179
Beverages — 1.4%
Heineken N.V.	5,514	431,796
Pernod Ricard S.A.	6,255	615,809
		1,047,605
Building Materials — 2.2%
Eagle Materials, Inc.	2,672	622,683
Masco Corp.	5,314	374,052
Mohawk Industries, Inc.*	4,752	612,628
		1,609,363
Chemicals — 1.2%
Akzo Nobel N.V.	5,189	370,327
PPG Industries, Inc.	4,989	524,394
		894,721
Commercial Services — 1.2%
ABM Industries, Inc.	9,676	446,257
Ashtead Group PLC	6,427	431,004
		877,261
Computers — 3.0%
Amdocs Ltd.	10,084	827,392
	Number of Shares	Value†

Computers — (continued)
Cognizant Technology Solutions Corp., Class A	8,136	$545,681
HP, Inc.	30,968	843,259
		2,216,332
Cosmetics & Personal Care — 2.5%
Kenvue, Inc.	70,273	1,140,531
The Estee Lauder Cos., Inc., Class A	8,285	730,074
		1,870,605
Distribution & Wholesale — 1.5%
Bunzl PLC	34,604	1,093,736
Diversified Financial Services — 0.9%
Raymond James Financial, Inc.	865	149,299
T. Rowe Price Group, Inc.	5,207	534,447
		683,746
Electric — 6.9%
Duke Energy Corp.	4,184	517,770
Evergy, Inc.	15,474	1,176,334
Eversource Energy	12,472	887,258
Northwestern Energy Group, Inc.	19,147	1,122,206
PPL Corp.	3,253	120,881
Xcel Energy, Inc.	16,142	1,301,852
		5,126,301
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	1,895	248,586
Electronics — 1.3%
Fortive Corp.	5,632	275,912
Ralliant Corp.	7,575	331,255
TE Connectivity PLC	1,710	375,396
		982,563
Engineering & Construction — 0.1%
Vinci S.A.	482	66,984
Food — 2.8%
Conagra Brands, Inc.	28,657	524,710
General Mills, Inc.	6,439	324,654
Koninklijke Ahold Delhaize N.V.	21,235	859,264
Mondelez International, Inc., Class A	5,859	366,012
		2,074,640
Food Service — 0.6%
Sodexo S.A.	6,818	430,177
Gas — 2.2%
ONE Gas, Inc.	11,803	955,335
Spire, Inc.	8,495	692,512
		1,647,847
Healthcare Products — 6.6%
Envista Holdings Corp.*	23,067	469,875
GE HealthCare Technologies, Inc.	13,455	1,010,470
Hologic, Inc.*	10,877	734,089
Medtronic PLC	7,319	697,062

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Zimmer Biomet Holdings, Inc.	20,569	$2,026,046
		4,937,542
Healthcare Services — 4.6%
ICON PLC*	1,926	337,050
IQVIA Holdings, Inc.*	3,152	598,691
Labcorp Holdings, Inc.	4,093	1,174,937
Quest Diagnostics, Inc.	3,529	672,557
Universal Health Services, Inc., Class B	3,342	683,238
		3,466,473
Home Builders — 1.0%
PulteGroup, Inc.	5,618	742,306
Household Products & Wares — 2.4%
Kimberly-Clark Corp.	9,035	1,123,412
Reckitt Benckiser Group PLC	8,631	664,604
		1,788,016
Insurance — 4.4%
Reinsurance Group of America, Inc.	5,914	1,136,257
The Allstate Corp.	2,135	458,278
The Hanover Insurance Group, Inc.	1,734	314,946
Willis Towers Watson PLC	3,870	1,336,892
		3,246,373
Internet — 0.9%
CDW Corp.	2,321	369,689
F5, Inc.*	903	291,840
		661,529
Iron & Steel — 0.8%
Reliance, Inc.	2,235	627,655
Machinery — Construction & Mining — 0.9%
Oshkosh Corp.	5,024	651,613
Machinery — Diversified — 0.9%
Dover Corp.	1,188	198,194
The Toro Co.	6,147	468,401
		666,595
Metal Fabricate/Hardware — 0.8%
The Timken Co.	7,927	595,952
Miscellaneous Manufacturing — 0.6%
A.O. Smith Corp.	6,578	482,891
Oil & Gas — 2.5%
Coterra Energy, Inc.	26,952	637,415
Diamondback Energy, Inc.	4,274	611,609
Occidental Petroleum Corp.	12,757	602,768
		1,851,792
Oil & Gas Services — 1.5%
Baker Hughes Co.	23,669	1,153,154
Packaging and Containers — 2.4%
Graphic Packaging Holding Co.	42,443	830,609
Packaging Corp. of America	4,535	988,313
		1,818,922
	Number of Shares	Value†

Pharmaceuticals — 3.8%
Becton Dickinson & Co.	5,984	$1,120,025
Cencora, Inc.	939	293,466
Henry Schein, Inc.*	21,541	1,429,676
		2,843,167
Pipelines — 0.5%
ONEOK, Inc.	5,058	369,082
Retail — 1.2%
MSC Industrial Direct Co., Inc., Class A	9,585	883,162
Semiconductors — 1.7%
NXP Semiconductors N.V.	1,537	350,021
Teradyne, Inc.	6,820	938,705
		1,288,726
Transportation — 2.7%
CSX Corp.	34,698	1,232,126
Norfolk Southern Corp.	2,513	754,930
		1,987,056
TOTAL COMMON STOCKS (Cost $61,109,160)		64,238,802

REAL ESTATE INVESTMENT TRUSTS — 9.1%
Apartments — 1.6%
Equity Residential	15,122	978,847
Essex Property Trust, Inc.	804	215,198
		1,194,045
Diversified — 2.4%
American Tower Corp.	3,865	743,317
VICI Properties, Inc.	31,931	1,041,270
		1,784,587
Healthcare — 1.8%
Healthpeak Properties, Inc.	36,856	705,792
Ventas, Inc.	8,841	618,782
		1,324,574
Single Tenant — 1.9%
Agree Realty Corp.	3,407	242,033
Realty Income Corp.	19,368	1,177,381
		1,419,414
Storage & Warehousing — 1.1%
Public Storage	2,846	822,067
Strip Centers — 0.3%
Regency Centers Corp.	3,320	242,028
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,085,062)		6,786,715

PREFERRED STOCKS — 0.8%
Household Products & Wares — 0.8%
Henkel AG & Co., KGaA (Cost $524,530)	7,257	585,541

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†

MASTER LIMITED PARTNERSHIP — 1.7%
Pipelines — 1.7%
Enterprise Products Partners LP (Cost $902,480)	39,135	$1,223,751

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $1,797,220)	1,797,220	1,797,220
TOTAL INVESTMENTS — 100.2% (Cost $71,418,452)		$74,632,029
Other Assets & Liabilities — (0.2)%		(121,622)
TOTAL NET ASSETS — 100.0%		$74,510,407

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 9/30/2025††
United States	87%
United Kingdom	5
Netherlands	3
France	2
Ireland	2
Germany	1
Total	100%
††	% of total investments as of September 30, 2025.

Open forward foreign currency contracts held at September 30, 2025 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Pound Sterling	Bank of America	12/19/25	(459,255)	0.74349	$(620,814)	$(617,705)	$3,109	$—
Sell	Euro	Citibank N.A.	12/19/25	(748,742)	0.84784	(887,887)	(883,113)	4,775	—
Sell	Pound Sterling	Citibank N.A.	12/19/25	(459,255)	0.74349	(620,709)	(617,705)	3,003	—
Sell	Euro	Goldman Sachs	12/19/25	(748,742)	0.84784	(887,591)	(883,113)	4,478	—
Sell	Pound Sterling	Goldman Sachs	12/19/25	(459,255)	0.74349	(620,587)	(617,705)	2,882	—
Sell	Euro	Morgan Stanley	12/19/25	(748,742)	0.84784	(887,748)	(883,112)	4,636	—
Sell	Euro	UBS Securities	12/19/25	(748,742)	0.84784	(887,814)	(883,113)	4,701	—
	Total							$27,584	$—
3